SUBSEQUENT EVENTS - Additional Information (Detail) - Range [Domain] - USD ($)	1 Months Ended	12 Months Ended
	Jul. 01, 2015	May. 31, 2015	May. 31, 2014	May. 31, 2013
Subsequent Event [Line Items]
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price		$ 6.74	$ 8.51	$ 1.22
Subsequent Event | Non Qualified Stock Option
Subsequent Event [Line Items]
Stock issued during period, shares, new issues	800,000
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price	$ 5.41
Subsequent Event | Senior Secured Convertible Notes | Niobe Ventures, LLC
Subsequent Event [Line Items]
Debt Instrument, Face Amount	$ 345,000